Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

(20)    Provisions

Details of provisions at 31 December 2021 and 2020 are as follows:

	Thousands of Euros
Non-current provisions (a)	31/12/2021	31/12/2020
Provisions for pensions and similar obligations	6,717	6,767
Other provisions	17,405	20,504
Non-current provisions	24,122	27,271

	Thousands of Euros
Current provisions (b)	31/12/2021	31/12/2020
Trade provisions	31,407	11,175
Current provisions	31,407	11,175

(a)	Non-current provisions

At 31 December 2021, 2020 and 2019 provisions for pensions and similar obligations mainly comprise a provision made by certain foreign subsidiaries in respect of labor commitments with certain employees.

Movement in provisions during 2019 was as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2018	Net charge	Cancellations	Reclassifications	differences	31/12/2019
Non-current provisions	6,114	1,467	(30)	464	15	8,030
	6,114	1,467	(30)	464	15	8,030

Movement in provisions during 2020 was as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2019	Net charge	Cancellations	Reclassifications	differences	31/12/2020
Non-current provisions	8,030	414	(175)	20,527	(1,525)	27,271
	8,030	414	(175)	20,527	(1,525)	27,271

Movement in provisions during 2021 is as follows:

	Thousands of Euros
	Balance at				Translation	Balance at
	31/12/2020	Net charge	Cancellations	Reclassifications	differences	31/12/2021
Non-current provisions	27,271	838	(77)	(5,196)	1,286	24,122
	27,271	838	(77)	(5,196)	1,286	24,122

(b)  Current provisions

Movement in trade provisions during 2019 was as follows:

	Thousands of Euros
	Balance at			Translation	Balance at
	31/12/2018	Net charge	Cancellations	differences	31/12/2019
Trade provisions	80,055	(25,249)	(3,142)	1,445	53,109
	80,055	(25,249)	(3,142)	1,445	53,109

Movement in trade provisions during 2020 was as follows:

	Thousands of Euros
	Balance at	Business				Translation	Balance at
	31/12/2019	combination	Net charge	Cancellations	Reclassifications	differences	31/12/2020
Trade provisions	53,109	954	(21,998)	(247)	(20,059)	(584)	11,175
	53,109	954	(21,998)	(247)	(20,059)	(584)	11,175

Movement in trade provisions during 2021 is as follows:

	Thousands of Euros
	Balance at	Business				Translation	Balance at
	31/12/2020	combination	Net charge	Cancellations	Reclassifications	differences	31/12/2021
Trade provisions	11,175	32	14,826	(717)	4,523	1,568	31,407
	11,175	32	14,826	(717)	4,523	1,568	31,407